CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities:
Net loss	$ (122,000)	$ (91,000)	$ (355,944)	$ (111,152)	$ (166,170)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization, and depletion			90,897	104,730	118,178
Non-cash restructuring charges			102,604	0	73,683
Loss on early extinguishment of debt, net			0	0	8,244
Amortization of debt issuance costs	1,000	1,000	8,078	5,368	4,957
Accretion of discount on long-term debt			638	572	1,421
Equity award expense			1,756	1,805	2,676
Gain on disposal of assets			(59)	(4,021)	(45,742)
Trademark impairment			6,300	1,600	3,693
Other, net			2,030	(792)	(4,992)
Changes in assets and liabilities:
Accounts receivable			16,757	(3,610)	27,199
Inventories			17,213	(6,176)	28,269
Prepaid expenses and other assets			(15,470)	5,177	(8,969)
Accounts payable			(21,752)	(8,059)	(18,719)
Accrued liabilities			88,609	(12,904)	(12,426)
Net cash (used in) provided by operating activities	(204,000)	(96,000)	(58,343)	(27,462)	11,302
Cash Flows From Investing Activities:
Proceeds from insurance settlement			0	0	51,003
Proceeds from sale of assets	51,000	0	809	28,397	1,731
Transfers from (to) restricted cash, net	2,000	2,000	844	(1,492)	106
Capital expenditures	(9,000)	(16,000)	(41,963)	(40,660)	(59,909)
Other investing activities	0	5,000	15,020	0	0
Acquisition, net of cash acquired	(128,000)	0
Acquisition of investment securities	5,000	0
Net cash used in investing activities	167,000	(9,000)	(25,290)	(13,755)	(7,069)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	317,000	135,000	433,449	145,000	112,500
Payments on revolving credit facilities	(272,000)	(37,000)	(340,449)	(145,000)	(112,500)
Proceeds from long-term debt			0	0	341,191
Debt issuance costs			(2,435)	(220)	(24,459)
Repayments of long-term debt			(13,310)	0	(354,984)
Return of capital			0	(8,653)	0
Contribution from parent			717	0	776
Cash distributions			(38)	(140)	(82)
Net cash provided by (used in) financing activities	45,000	98,000	77,934	(9,013)	(37,558)
Change in cash and cash equivalents	8,000	(7,000)	(5,699)	(50,230)	(33,325)
Cash and cash equivalents at beginning of period	5,541	11,240	11,240	61,470	94,795
Cash and cash equivalents at end of period	14,000	4,000	5,541	11,240	61,470
Non-cash investing and financing activities:
Total interest paid	85,000	66,000	118,220	130,830	$ 114,849
Notes issued for New page acquisition	663,000	0
Stock issued for New page acquisition	46,000	0
Stock issued for convertible warrants	50,000	0
Conversion of accrued interest to long-term debt	19,000	0
Reduction in long-term debt for debt modification	5,000	0
Increase in long-term debt from aid-in-kind Interest	1,000	0
Capital expenditures on account	$ 0	$ 5,000	$ 1,200	$ 11,500